Real Estate and Accumulated Depreciation and Depletion (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Abstract]
Gross Carrying Cost of Real Estate at beginning of period	$ 241,413	$ 243,165	$ 240,302
Additions capitalized during period	10,353	7,025	2,896
Cost of real estate sold	(11,630)	(8)	0
Other deductions	(8)	(8,769)	(33)
Gross Carrying Cost of Real Estate at end of period	240,128	241,413	243,165
Accumulated Depreciation & Depletion at beginning of period	27,921	26,228	24,173
Additions charged to cost & expense	5,697	5,609	2,088
Real estate sold	(3,822)	0	0
Other deductions	(8)	(3,916)	(33)
Accumulated Depreciation & Depletion at end of period	$ 29,788	$ 27,921	$ 26,228